BUSINESS COMBINATION - Purchase Price Allocation (Q2) (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Issue of common stock for business combination		$ 0	$ 50,000
Beaches Development Group LTD
Business Acquisition [Line Items]
Issue of common stock for business combination	$ 135,000			$ 136,000
Cash consideration	132,000			132,000
Indemnity holdback	23,000
Fair value of purchase consideration	205,000			205,000
Assets assumed	9,000			9,000
Goodwill	0			0
Fair value of assets	205,000			$ 205,000
Beaches Development Group LTD | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts | Restricted Stock
Business Acquisition [Line Items]
Issue of common stock for business combination	85,000
Beaches Development Group LTD | Beaches Development Group LTD - Sellers
Business Acquisition [Line Items]
Issue of common stock for business combination	50,000
Beaches Development Group LTD | Intangibles (Software)
Business Acquisition [Line Items]
Intangible assets acquired	$ 196,000